OMB APPROVAL
OMB Number:	3235-0582
Expires:	May 31, 2021
Estimated average burden
hours per response:	7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Joseph Benedetti, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/29

Date of reporting period: 7/01/19 – 6/30/20

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07890
Reporting Period: 07/01/2019 - 06/30/2020
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

=Invesco High Yield Municipal Fund==============================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Intermediate Term Municipal Income Fund================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Limited Term Municipal Income Fund=====================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Municipal Income Fund==================================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Oppenheimer Municipal Fund=============================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Oppenheimer Rochester (R) AMT-Free Municipal Fund======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Oppenheimer Rochester (R) AMT-Free New York Municipal Fund=============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Oppenheimer Rochester (R) California Municipal Fund====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Oppenheimer Rochester (R) High Yield Municipal Fund====================

Delta Air Lines, Inc.

Ticker: DAL                  Security ID: 247361702
Meeting Date: JUN 18, 2020   Meeting Type: Annual
Record Date: APR 30, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Edward H. Bastian        For       For          Management
1b    Elect Director Francis S. Blake         For       For          Management
1c    Elect Director Ashton B. Carter         For       For          Management
1d    Elect Director David G. DeWalt          For       For          Management
1e    Elect Director William H. Easter, III   For       For          Management
1f    Elect Director Christopher A. Hazleton  For       For          Management
1g    Elect Director Michael P. Huerta        For       For          Management
1h    Elect Director Jeanne P. Jackson        For       For          Management
1i    Elect Director George N. Mattson        For       For          Management
1j    Elect Director Sergio A. L. Rial        For       For          Management
1k    Elect Director David S. Taylor          For       For          Management
1l    Elect Director Kathy N. Waller          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management
4     Provide Right to Act by Written Consent Against   For          Shareholder
5     Report on Climate Lobbying              Against   For          Shareholder
6     Report on Political Contributions       Against   For          Shareholder
7     Report on Sexual Harassment Policy      Against   For          Shareholder

--------------------------------------------------------------------------------

General Motors Company

Ticker: GM                   Security ID: 37045V100
Meeting Date: JUN 16, 2020   Meeting Type: Annual
Record Date: APR 17, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Mary T. Barra            For       For          Management
1b    Elect Director Wesley G. Bush           For       For          Management
1c    Elect Director Linda R. Gooden          For       For          Management
1d    Elect Director Joseph Jimenez           For       For          Management
1e    Elect Director Jane L. Mendillo         For       For          Management
1f    Elect Director Judith A. Miscik         For       For          Management
1g    Elect Director Patricia F. Russo        For       For          Management
1h    Elect Director Thomas M. Schoewe        For       For          Management
1i    Elect Director Theodore M. Solso        For       For          Management
1j    Elect Director Carol M. Stephenson      For       For          Management
1k    Elect Director Devin N. Wenig           For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management
5     Approve Omnibus Stock Plan              For       For          Management
6     Provide Right to Act by Written Consent Against   For          Shareholder
7     Amend Proxy Access Right                Against   For          Shareholder
8     Report on Human Rights Policy Implement Against   For          Shareholder
      ation
9     Report on Lobbying Payments and Policy  Against   For          Shareholder

--------------------------------------------------------------------------------

Ohio Air Quality Development Authority

Ticker:                      Security ID: 677525TF4
Meeting Date: AUG 2, 2019    Meeting Type: Written Consent
Record Date: MAY 22, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan. Select For to Accept  None      For          Management
      the Plan. Select Against to Reject the
      Plan. Abstain Is Not A Valid Voting Opt
      ion and Will Not Count.

--------------------------------------------------------------------------------

Ohio Air Quality Development Authority

Ticker:                      Security ID: 677525VZ7
Meeting Date: AUG 2, 2019    Meeting Type: Written Consent
Record Date: MAY 22, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan. Select For to Accept  None      For          Management
      the Plan. Select Against to Reject the
      Plan. Abstain Is Not A Valid Voting Opt
      ion and Will Not Count.

--------------------------------------------------------------------------------

Ohio Air Quality Development Authority

Ticker:                      Security ID: 677525VK0
Meeting Date: AUG 2, 2019    Meeting Type: Written Consent
Record Date: MAY 22, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan. Select For to Accept  None      For          Management
      the Plan. Select Against to Reject the
      Plan. Abstain Is Not A Valid Voting Opt
      ion and Will Not Count.

--------------------------------------------------------------------------------

Ohio Air Quality Development Authority

Ticker:                      Security ID: 677525VP9
Meeting Date: AUG 2, 2019    Meeting Type: Written Consent
Record Date: MAY 22, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan. Select For to Accept  None      For          Management
      the Plan. Select Against to Reject the
      Plan. Abstain Is Not A Valid Voting Opt
      ion and Will Not Count.

--------------------------------------------------------------------------------

Ohio Water Development Authority

Ticker:                      Security ID: 677660UL4
Meeting Date: AUG 2, 2019    Meeting Type: Written Consent
Record Date: MAY 20, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan (Select For To Accept  For       For          Management
      The Plan, Select Against To Reject The
      Plan; Abstain Is Not A Valid Voting Opt
      ion And Will Not Count)

=Invesco Oppenheimer Rochester (R) Limited Term California Municipal Fund=======

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Oppenheimer Rochester (R) Limited Term New York Municipal Fund=========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Oppenheimer Rochester (R) New Jersey Municipal Fund====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Oppenheimer Rochester (R) New York Municipals Fund=====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Oppenheimer Rochester (R) Pennsylvania Municipal Fund==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Tax-Exempt Cash Fund===================================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date    August 13, 2020

*	Please print the name and title of the signing officer below the signature.